Inventories, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Inventories, Net [Line Iteams]
Obsolete and slow-moving inventories	$ 20,716	$ 2,667	$ 267,847